Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Net Loss Per Share and Weighted Average Shares
The computation of net loss per share and weighted average shares of the Company’s common stock outstanding during the periods presented is as follows:

	Year Ended December 31,
(Amounts in thousands, except for share and per share amounts)	2023	2022
Basic net loss per share:
Net loss	$(536,420)	$(877,077)
Income allocated to participating securities	—	—
Net loss attributable to common stockholders - Basic	$(536,420)	$(877,077)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	$(536,420)	$(877,077)
Interest expense and change in fair value of bifurcated derivatives on convertible notes	—	—
Income allocated to participating securities	—	—
Net loss income attributable to common stockholders - Diluted	$(536,420)	$(877,077)
Shares used in computation:
Weighted average common shares outstanding	461,684,130	291,302,441
Weighted-average effect of dilutive securities:
Assumed exercise of stock options	—	—
Assumed exercise of warrants	—	—
Assumed conversion of convertible preferred stock	—	—
Diluted weighted-average common shares outstanding	461,684,130	291,302,441
Earnings (loss) per share attributable to common stockholders:
Basic	$(1.16)	$(3.01)
Diluted	$(1.16)	$(3.01)

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share	The Company excluded the following securities, presented based on amounts outstanding at each year end, from the computation of diluted net loss per share attributable to common stockholders for the years indicated as including them would have had an anti-dilutive effect:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Convertible preferred stock (2)	—	332,315
Pre-Closing Bridge Notes	—	758,633
RSUs and Options to purchase common stock (1)	48,125	131,919
Warrants to purchase convertible preferred stock (1)	—	14,592
Public warrants(1)	6,075	—
Private warrants(1)	3,733	—
Sponsor locked-up shares(1)	694	—
Warrants to purchase common stock(1)	—	5,731
Total	58,627	1,243,190
__________________
(1)Securities have an antidilutive effect under the treasury stock method.
(2)Securities have an anti-dilutive effect under the if-converted method.